Income Taxes - Summary of Current And Deferred Components of The Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income tax expense - current tax	¥ 1,985	$ 288	¥ 899	¥ 0